Equity Method Accounted Investees - Activity (Details) € / shares in Units, € in Millions, $ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 18, 2017 € / shares shares	Apr. 30, 2010	Sep. 30, 2020	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution							$ 3,348				$ 163	$ 3,348
Ownership Percentage, Associate					14.80%	14.80%	14.80%	14.80%
Impairment loss					$ 1,427		$ 5,451		$ 1,018
Estrella Azul
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Proportion of ownership interest sold	100.00%			100.00%
Portion of investment sold	100.00%			100.00%
Promotora Mexicana de Embotelladores, S.A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received							1
Compania Panamena de Bebidas, S.A.P.I. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments							1,463
Financial asset recognized on sale							8					5
Compania Panamena de Bebidas, S.A.P.I. de C.V. | Other expense
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments									948
Leao Alimentos y Bebidas LTDA
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments							1,038
Capital reduction					46
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received					$ 16		$ 16
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Ownership Percentage, Associate					36.40%	36.40%	36.40%	36.40%
Heineken Group
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Proportion of ownership interest sold		5.20%
Dividends received					$ 2,005		$ 2,322		3,031
Ownership Percentage, Associate			20.00%		14.76%	14.76%	14.76%	14.76%
Portion of investment sold		5.20%
Equity income recognized from ownership interest, net of tax					$ 10,775		$ (434)		6,428
Share of net income exclusive of amortisation adjustments					$ 11,635	€ 491	$ (842)	€ (30)	$ 6,885	€ 320
Heineken Company
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Number of shares sold | shares		22,485,000
Share price | € / shares		€ 84.50
Heineken Holding N.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Number of shares sold | shares		7,700,000
Share price | € / shares		€ 78.00
Jugos del Valle, S.A.P.I. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution												$ 44
Ownership Percentage, Associate					28.80%	28.80%	28.80%	28.80%
TROP Frutas do Brasil LTDA. | Other expense
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments					$ 250